Equity - Distribution of Profit - Proposed Distribution of Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity
Voluntary reserve	€ (246,734)	€ (266,296)
Lossest of the Parent	€ (246,734)	€ (266,296)